TRADE AND OTHER RECEIVABLES, NET - Aging (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Mar. 31, 2021
Aging of trade receivable:
Trade and other current receivables	$ 549,065	$ 340,201
Unbilled revenue, net	121,751	103,986
Credit risk
Aging of trade receivable:
Trade and other current receivables	105,031	94,536
Unbilled revenue, net	102,600	87,100
Credit risk | Current
Aging of trade receivable:
Trade and other current receivables	70,316	58,737
Credit risk | 1-30 days
Aging of trade receivable:
Trade and other current receivables	13,591	19,415
Credit risk | 31-60 days
Aging of trade receivable:
Trade and other current receivables	3,619	3,794
Credit risk | 61-90 days
Aging of trade receivable:
Trade and other current receivables	4,665	2,144
Credit risk | Over 90 days
Aging of trade receivable:
Trade and other current receivables	$ 12,840	$ 10,446